SCHEDULE OF GOODWILL (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Balance at September 30, 2025	$ 8,993	$ 8,993
Accumulated Impairment Loss at September 30, 2025	723
North American Brokerage [Member]
Restructuring Cost and Reserve [Line Items]
Balance at September 30, 2025	602
Accumulated Impairment Loss at September 30, 2025
One Real Title [Member]
Restructuring Cost and Reserve [Line Items]
Balance at September 30, 2025	7,670
Accumulated Impairment Loss at September 30, 2025	723
One Real Mortgage [Member]
Restructuring Cost and Reserve [Line Items]
Balance at September 30, 2025	721
Accumulated Impairment Loss at September 30, 2025